Share Capital - Disclosure of Fair Value of Options Granted Using Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2020 Year $ / shares	Dec. 31, 2019 Year $ / shares
Disclosure of classes of share capital [abstract]
Risk-free interest rate	0.33%	2.52%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Expected volatility	71.88%	54.56%
Expected life in years | Year	5	2.50
Weighted average fair value of each option | $ / shares	$ 2.27	$ 2.87